Income taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes

Note 10 — Income taxes

The income tax provision consists of the following for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Current
Federal	$762,045	$467,991
State	—	—
Deferred
Federal	(673,365)	(85,640)
State	—	—
Change in valuation allowance	526,707	242,233
Income tax provision	$615,387	$624,584

The Company’s net deferred tax assets (liability) is as follows as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Deferred tax assets
Net operating loss carryforward	$896,030	$369,323
Startup Costs	—	—
Total deferred tax assets	896,030	369,323
Valuation allowance	(896,030)	(369,323)
Deferred tax assets, net of allowance	—	—
Deferred tax liabilities	9,935	156,593
Unrealized interest on U.S. Treasuries	$(9,935)	$(156,593)

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences

INSIGHT ACQUISITION CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Note 10 — Income taxes (cont.)

representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. As of December 31, 2023 and 2022, the valuation allowance was $896,030 and $369,323, respectively. For the years ended December 31, 2023 and 2022, the change in valuation allowance was $526,707 and $242,233, respectively. As of December 31, 2023, the Company had no U.S. federal net operating loss carryovers and no state net operating loss carryovers available to offset future taxable income. As of December 31, 2022, the Company had no U.S. federal net operating loss carryovers and no state net operating loss carryovers available to offset future taxable income.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
Transaction costs warrants	0.0%	0.0%
Change in fair value of warrants	(316.1)%	(17.9)%
Change in fair value of Forward Purchase Agreement	(50.7)%	0.0%
Penalties & interest	(3.6)%	0.0%
True up – Start-up/Organization Costs	(7.1)%	0.0%
Change in valuation allowance	(1,466.2)%	1.9%
Income tax provision	1,721.3%	5.0%

There were no unrecognized tax benefits as of December 31, 2023 and 2022. No amounts were accrued for the payment of interest and penalties as of December 31, 2023 and 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company has been subject to income tax examinations by major taxing authorities since inception. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.